UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2005
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 100
Form 13F Information Table Value Total: 230897(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      668     7800 SH       Sole                     7800
Abbott Labs                    COM              002824100     2112    45300 SH       Sole                    45300
Adobe Sys Inc                  COM              00724F101     2112    31450 SH       Sole                    31450
Affiliated Computer Svcs       COM              008190100      578    10850 SH       Sole                    10850
Agilent Technologies           COM              00846U101      219     9873 SH       Sole                     9873
American Express Co            COM              025816109     4824    93913 SH       Sole                    93913
American International Group   COM              026874107     5246    94679 SH       Sole                    94679
Amgen Inc                      COM              031162100     3245    55750 SH       Sole                    55750
Apollo Group Inc               COM              037604105      293     3950 SH       Sole                     3950
Applied Biosystems OLD         COM              380201038      630    31910 SH       Sole                    31910
Applied Materials Inc          COM              038222105     1319    81150 SH       Sole                    81150
Automatic Data Processing Inc  COM              053015103      405     9000 SH       Sole                     9000
Avon Products Inc              COM              054303102     1039    24200 SH       Sole                    24200
Bank of America                COM              060505104     1582    35874 SH       Sole                    35874
Barr Pharmaceuticals Inc       COM              068306109     1033    21150 SH       Sole                    21150
Bed Bath & Beyond              COM              075896100     1288    35250 SH       Sole                    35250
BP Plc Sponsored ADR           COM              055622104     5039    80760 SH       Sole                    80760
Bristol Myers Squibb           COM              110122108      236     9269 SH       Sole                     9269
Burlington Northern            COM              12189T104      356     6593 SH       Sole                     6593
Carnival Corp                  COM              143658300     3171    61200 SH       Sole                    61200
Caterpillar Inc                COM              149123101      320     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     6300   108046 SH       Sole                   108046
Cigna Corp                     COM              125509109      228     2550 SH       Sole                     2550
Cintas Corp Ohio               COM              172908105     2289    55400 SH       Sole                    55400
Cisco Systems                  COM              17275r102     3309   184953 SH       Sole                   184953
Citigroup Inc                  COM              172967101     2781    61883 SH       Sole                    61883
Coca Cola Co                   COM              191216100     1224    29367 SH       Sole                    29367
Corning Inc                    COM              219350105      441    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      436     6500 SH       Sole                     6500
Dell Inc                       COM              24702R101     2067    53808 SH       Sole                    53808
Disney Walt Co                 COM              254687106      330    11500 SH       Sole                    11500
Dollar Tree Stores             COM              256746108     1215    42300 SH       Sole                    42300
Dow Chem Co                    COM              260543103      657    13171 SH       Sole                    13171
Du Pont de Nemours             COM              263534109     1901    37096 SH       Sole                    37096
Electronic Arts, Inc.          COM              285512109     1817    35100 SH       Sole                    35100
Eli Lilly&Co                   COM              532457108     1274    24458 SH       Sole                    24458
Exxon Mobil Corp               COM              30231G102     9176   153964 SH       Sole                   153964
Federal Natl Mtg Assn          COM              313586109     1862    34200 SH       Sole                    34200
First Data Corp                COM              319963104     2496    63490 SH       Sole                    63490
Fiserv Inc                     COM              337738108     4452   111849 SH       Sole                   111849
Flextronics Intl Ltd           COM              Y2573F102     2515   208900 SH       Sole                   208900
Franklin Res Inc               COM              354613101      337     4910 SH       Sole                     4910
General Electric Co            COM              369604103    16864   467653 SH       Sole                   467653
Gillette Co                    COM              375766102      338     6700 SH       Sole                     6700
Harley Davidson Inc            COM              412822108     1054    18250 SH       Sole                    18250
Hewlett Packard Co.            COM              428236103     1596    72744 SH       Sole                    72744
Home Depot, Inc.               COM              437076102     2145    56088 SH       Sole                    56088
Honeywell Inc                  COM              438516106      260     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     4535   195217 SH       Sole                   195217
Intl Business Mach             COM              459200101     6421    70266 SH       Sole                    70266
Intuit                         COM              461202103     2162    49400 SH       Sole                    49400
Jefferson Pilot Corp           COM              475070108      670    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     6282    93533 SH       Sole                    93533
JPMorgan Chase & Co            COM              46625H100      978    28264 SH       Sole                    28264
Key Tronic Inc                 COM              493144109      252    87000 SH       Sole                    87000
Lehman Brothers Holdings Inc   COM              524908100      444     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1536    40100 SH       Sole                    40100
Maxim Integrated Inc           COM              57772K101     2002    48990 SH       Sole                    48990
Medtronic Inc                  COM              585055106     4555    89400 SH       Sole                    89400
Merck & Co                     COM              589331107      455    14044 SH       Sole                    14044
Microsoft Corp.                COM              594918104     5322   220198 SH       Sole                   220198
Moody's                        COM              615369105      275     3400 SH       Sole                     3400
Morgan Stanley                 COM              617446448      631    11028 SH       Sole                    11028
Noble Energy, Inc.             COM              655044105      408     6000 SH       Sole                     6000
Nokia Corp ADR                 COM              654902204     2201   142650 SH       Sole                   142650
Omnicom Group Inc              COM              681919106     3466    39150 SH       Sole                    39150
Oracle Corp.                   COM              68389x105      570    45650 SH       Sole                    45650
Pepsico, Inc.                  COM              713448108     5512   103950 SH       Sole                   103950
Pfizer, Inc.                   COM              717081103     3291   125268 SH       Sole                   125268
Procter & Gamble Co            COM              742718109     6811   128508 SH       Sole                   128508
Royal Dutch Pete               COM              780257804      894    14888 SH       Sole                    14888
SBC Communications Inc         COM                             275    11606 SH       Sole                    11606
Schlumberger Ltd               COM              806857108      490     6950 SH       Sole                     6950
Staples, Inc.                  COM              855030102     1602    50975 SH       Sole                    50975
Starbucks Corp                 COM              855244109     3979    77015 SH       Sole                    77015
State Street Corp.             COM              857477103     1411    32279 SH       Sole                    32279
Stryker Corp                   COM              863667101     2159    48400 SH       Sole                    48400
Sysco Corp                     COM              871829107      412    11500 SH       Sole                    11500
The Charles Schwab Corp        COM                             746    70953 SH       Sole                    70953
Tiffany & Co                   COM              886547108     1471    42600 SH       Sole                    42600
Time Warner, Inc.              COM              887317303      206    11735 SH       Sole                    11735
True Religion Apparel          COM              89784N104      266    21500 SH       Sole                    21500
Tyco International Ltd.        COM              h89128104     5330   157687 SH       Sole                   157687
U.S. Bancorp                   COM              902973304      428    14839 SH       Sole                    14839
United Technologies            COM              913017109      295     2900 SH       Sole                     2900
Varian Med Sys Inc             COM              92220P105     1553    45300 SH       Sole                    45300
Verizon Comm                   COM              92343V104      406    11430 SH       Sole                    11430
Viacom Inc Cl B                COM              92553P201      307     8800 SH       Sole                     8800
Vodafone Grp ADR               COM              92857W209     2789   105005 SH       Sole                   105005
Wal Mart Stores Inc            COM              931142103     3805    75927 SH       Sole                    75927
Walgreen Co                    COM              931422109     2394    53900 SH       Sole                    53900
Weatherford                    COM              g95089101     2506    43250 SH       Sole                    43250
Wells Fargo & Co               COM              949746101    17625   294728 SH       Sole                   294728
Whole Food Market, Inc.        COM              966837106      449     4400 SH       Sole                     4400
Wyeth                          COM              983024100      641    15200 SH       Sole                    15200
Chestnut Str Exch Fd Sh Partsh                  166668103    12374 37432.300 SH      Sole                37432.300
Midcap SPDR Tr Ser 1                            595635103      484     4020 SH       Sole                     4020
Nasdaq-100 Trusts Shares                        631100104      247     6750 SH       Sole                     6750
SPDR Tr Unit Ser 1                              78462F103     1148     9732 SH       Sole                     9732
The Individuals' Venture Fund                                  350   350000 SH       Sole                   350000